Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year (1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Total from Non-PEO NEOs ($)	Compensation Actually Paid to Non-PEO NEOs ($)	Total Stockholder Return ($)(3)	Peer Total Stockholder Return ($)(4)	Net Income ($)	Company-Selected Measure (5)
2025	$2,174,357	$6,872,710	$850,933	$1,322,871	$1,050	$220	$78	$449
2024	$3,545,853	$2,652,724	$874,698	$972,542	$288	$150	$72	$442
2023	$1,929,231	$2,018,108	$712,272	$763,342	$235	$121	$84	$320
2022	$2,053,876	$267,187	$978,537	$354,454	$140	$98	$52	$294
2021	$2,097,289	$4,604,349	$1,079,074	$2,812,351	$216	$103	$175	$298

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	Mr. Poneman (our former CEO) is included as the PEO, CEO, for 2023, 2022 and 2021, and excludes his severance payment for 2023. Mr. Vexler is included as the PEO CEO for 2024 and 2025. Messrs. Harrill, Tinelli, Donelson, Nagarajan, Brown and Cutlip are included in the non-PEO NEO averages for 2025. Messrs. Cutlip, Donelson, Harrill, and Ghasemian are included in the non-PEO NEO averages for 2024. Messrs. Philip O. Strawbridge (our former Senior Vice President, CFO, Chief Administrative Officer and Treasurer), Cutlip, Donelson, Harrill, Dennis J. Scott (our former Senior Vice President, General Counsel, Chief Compliance Officer and Corporate Secretary), and Ghasemian are included in the non-PEO NEO averages for 2023. Messrs. Strawbridge, Cutlip, Donelson, and Scott are included in the non-PEO NEO averages for 2022. Messrs. Strawbridge and Donelson are included in the non-PEO NEO averages for 2021.
Peer Group Issuers, Footnote	Our peer group used for the total stockholder return calculation is the S&P Aerospace & Defense Select industry index.
PEO Total Compensation Amount	$ 2,174,357	$ 3,545,853	$ 1,929,231	$ 2,053,876	$ 2,097,289
PEO Actually Paid Compensation Amount	$ 6,872,710	2,652,724	2,018,108	267,187	4,604,349
Adjustment To PEO Compensation, Footnote

Year	Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	Increase in fair value of awards granted during applicable FY, determined as of applicable FY end	Change in fair value of awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end	Change in fair value of awards granted during prior FY that vested during prior FY, determined based on change in fair value from prior FY end to vesting date	Reduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for applicable FY	Increase for Service Cost and, if applicable, Prior Service Cost for pension plans	Total adjustments
PEO
2025	$(269,996)	$776,589	$3,343,679	848,080	—	—	$4,698,352
2024	$(1,358,200)	$465,071	—	—	—	—	$(893,129)
2023	$(249,923)	$318,462	$178,310	$(43,965)	(114,007)	—	$88,877
2022	$(249,987)	$240,937	$(1,136,420)	$(641,219)	—	—	$(1,786,689)
2021	$(250,017)	$338,449	$2,547,584	$(128,956)	—	—	$2,507,060
Avg. Other NEOs
2025	$(175,008)	$231,148	$271,212	$95,457	$73,153	$(24,024)	$471,938
2024	$(105,906)	$182,428	$49,968	$(28,647)	—	—	$97,843
2023	$(67,523)	$86,040	$56,164	$(9,143)	$(11,259)	$(3,209)	$51,070
2022	$(80,484)	$77,570	$(356,017)	$(265,152)	—	—	$(624,083)
2021	$(59,318)	$80,299	$1,267,891	$444,406	—	—	$1,733,277

Non-PEO NEO Average Total Compensation Amount	$ 850,933	874,698	712,272	978,537	1,079,074
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,322,871	972,542	763,342	354,454	2,812,351
Adjustment to Non-PEO NEO Compensation Footnote

Year	Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	Increase in fair value of awards granted during applicable FY, determined as of applicable FY end	Change in fair value of awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end	Change in fair value of awards granted during prior FY that vested during prior FY, determined based on change in fair value from prior FY end to vesting date	Reduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for applicable FY	Increase for Service Cost and, if applicable, Prior Service Cost for pension plans	Total adjustments
PEO
2025	$(269,996)	$776,589	$3,343,679	848,080	—	—	$4,698,352
2024	$(1,358,200)	$465,071	—	—	—	—	$(893,129)
2023	$(249,923)	$318,462	$178,310	$(43,965)	(114,007)	—	$88,877
2022	$(249,987)	$240,937	$(1,136,420)	$(641,219)	—	—	$(1,786,689)
2021	$(250,017)	$338,449	$2,547,584	$(128,956)	—	—	$2,507,060
Avg. Other NEOs
2025	$(175,008)	$231,148	$271,212	$95,457	$73,153	$(24,024)	$471,938
2024	$(105,906)	$182,428	$49,968	$(28,647)	—	—	$97,843
2023	$(67,523)	$86,040	$56,164	$(9,143)	$(11,259)	$(3,209)	$51,070
2022	$(80,484)	$77,570	$(356,017)	$(265,152)	—	—	$(624,083)
2021	$(59,318)	$80,299	$1,267,891	$444,406	—	—	$1,733,277

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Revenue •Gross margin •Cash balance
Total Shareholder Return Amount	$ 1,050	288	235	140	216
Peer Group Total Shareholder Return Amount	220	150	121	98	103
Net Income (Loss)	$ 78,000,000	$ 72,000,000	$ 84,000,000	$ 52,000,000	$ 175,000,000
Company Selected Measure Amount	449	442	320	294	298
PEO Name	Mr. Vexler	Mr. Vexler	Mr. Poneman	Mr. Poneman	Mr. Poneman
Additional 402(v) Disclosure	To calculate “compensation actually paid” for our CEO and other NEOs, the adjustments reflected in the table below were made to Summary Compensation Table total pay.Total stockholder return as calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2020 (the last trading day of 2020) through and including the end of the fiscal year for each year reported in the table.Our Company-selected measure, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link compensation actually paid to our named executive officers for 2025 to our Company’s performance is revenue.
The charts below illustrate, for the past five fiscal years, the relationship between compensation actually paid to the CEO, the average compensation actually paid to the other NEOs and the financial metrics disclosed in the Pay versus Performance Table.

Measure:: 1
Pay vs Performance Disclosure
Name	•Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	•Gross margin
Measure:: 3
Pay vs Performance Disclosure
Name	•Cash balance
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,698,352	$ (893,129)	$ 88,877	$ (1,786,689)	$ 2,507,060
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(114,007)	0	0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(269,996)	(1,358,200)	(249,923)	(249,987)	(250,017)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,343,679	0	178,310	(1,136,420)	2,547,584
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	776,589	465,071	318,462	240,937	338,449
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	848,080	0	(43,965)	(641,219)	(128,956)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	471,938	97,843	51,070	(624,083)	1,733,277
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	73,153	0	(11,259)	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,024)	0	(3,209)	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(175,008)	(105,906)	(67,523)	(80,484)	(59,318)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	271,212	49,968	56,164	(356,017)	1,267,891
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	231,148	182,428	86,040	77,570	80,299
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 95,457	$ (28,647)	$ (9,143)	$ (265,152)	$ 444,406